S-K 1604(a)(3) De-SPAC Forepart, Compensation - SLG SPAC Fund LLC [Member]	Sep. 30, 2026 USD ($) $ / shares shares
Common Shares [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Securities Issued or To Be Issued, Shares | shares	1,150,000
ZincFive Warrants for Private Placement Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Per Share | $ / shares	$ 4,245,268
ZincFive Warrants for Working Capital Warrants [Member]
De-SPAC Forepart, Sponsor Compensation [Line Items]
De-SPAC Forepart, Price Paid or to be Paid for Securities, Total Amount | $	$ 750,000